Income statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income statement
Turnover	R 275,111	R 289,696	R 272,746
Materials, energy and consumables used	(137,957)	(152,297)	(123,999)
Selling and distribution costs	(10,394)	(10,470)	(8,677)
Maintenance expenditure	(15,446)	(15,076)	(13,322)
Employee-related expenditure	(35,465)	(33,544)	(32,455)
Depreciation and amortisation	(15,644)	(16,491)	(14,073)
Other expenses and income	(13,854)	(9,023)	(31,834)
Equity accounted profits, net of tax	1,758	2,623	3,128
Operating profit before remeasurement items	48,109	55,418	51,514
Remeasurement items affecting operating profit	(75,414)	(33,898)	9,903
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	(27,305)	21,520	61,417
Finance income	3,226	2,253	1,020
Finance costs	(10,427)	(9,259)	(6,896)
(Loss)/earnings before tax	(34,506)	14,514	55,541
Taxation	(9,739)	(5,181)	(13,869)
(Loss)/earnings for the year	(44,245)	9,333	41,672
Attributable to
Owners of Sasol Limited	(44,271)	8,799	38,956
Non-controlling interests in subsidiaries	26	534	2,716
(Loss)/earnings for the year	R (44,245)	R 9,333	R 41,672
Per share information
Basic (loss)/earnings per share (in rand per share)	R (69.94)	R 14.00	R 62.34
Diluted (loss)/earnings per share (in rand per share)	R (69.94)	R 13.02	R 61.36